Investments in associates - Summary of transactions between the group and its associates (Details) - Associates - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [line items]
Sales to related parties	$ 1,009	$ 1,042	$ 852
Related party receivable	368	417	201
Purchases of goods, related party	5,473	6,199	7,683
Related party payables	$ 2,607	$ 2,086	$ 2,072